Schedule of Investments (unaudited)
May 31, 2025
 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 66.5%
FNMA — 55.9%
Federal National Mortgage Association (FNMA)	2.000%	6/1/55	$33,200,000	$25,806,037 (a)
Federal National Mortgage Association (FNMA)	4.000%	6/1/55	8,000,000	7,330,427 (a)
Federal National Mortgage Association (FNMA)	4.500%	6/1/55	5,100,000	4,810,762 (a)
Federal National Mortgage Association (FNMA)	5.500%	6/1/55	9,600,000	9,504,650 (a)
Federal National Mortgage Association (FNMA)	6.000%	6/1/55	13,400,000	13,532,897 (a)
Federal National Mortgage Association (FNMA)	6.500%	6/1/55	6,400,000	6,572,302 (a)
Federal National Mortgage Association (FNMA)	2.500%	9/1/61	229,396	176,770
Total FNMA				67,733,845
GNMA — 10.6%
Government National Mortgage Association (GNMA) II	5.000%	1/20/53	162,003	158,541
Government National Mortgage Association (GNMA) II	2.500%	6/20/55	100,000	83,792 (a)
Government National Mortgage Association (GNMA) II	3.000%	6/20/55	10,800,000	9,410,754 (a)
Government National Mortgage Association (GNMA) II	4.500%	6/20/55	200,000	188,722 (a)
Government National Mortgage Association (GNMA) II	5.000%	6/20/55	3,100,000	3,007,954 (a)
Total GNMA				12,849,763

Total Mortgage-Backed Securities (Cost — $80,903,482)				80,583,608
Asset-Backed Securities — 29.5%
AASET, 2024-1A A2	6.261%	5/16/49	1,899,477	1,918,846 (b)
AIMCO CLO Ltd., 2024-22A A (3 mo. Term SOFR + 1.500%)	5.769%	4/19/37	2,390,000	2,399,534 (b)(c)
Barings CLO Ltd., 2024-1A A (3 mo. Term SOFR + 1.630%)	5.899%	1/20/37	1,470,000	1,475,630 (b)(c)
Birch Grove CLO Ltd., 2024-8A A1 (3 mo. Term SOFR + 1.630%)	5.899%	4/20/37	1,000,000	1,004,250 (b)(c)
CarVal CLO Ltd., 2024-3A A1 (3 mo. Term SOFR + 1.390%)	5.659%	10/20/37	620,000	622,124 (b)(c)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.382%)	5.661%	7/17/34	2,770,000	2,775,483 (b)(c)
Columbia Cent CLO Ltd., 2024-33A A1 (3 mo. Term SOFR + 1.600%)	5.869%	4/20/37	2,700,000	2,708,741 (b)(c)
Elmwood CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.520%)	5.789%	4/20/37	2,280,000	2,289,109 (b)(c)
Empower CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.600%)	5.882%	4/25/37	1,000,000	1,004,593 (b)(c)
Golub Capital Partners CLO LP, 2021-54A A (3 mo. Term SOFR + 1.792%)	6.051%	8/5/33	3,890,000	3,905,699 (b)(c)
HalseyPoint CLO Ltd., 2020-3A A1R (3 mo. Term SOFR + 1.480%)	5.760%	7/30/37	320,000	321,418 (b)(c)
J.G. Wentworth LLC, 2017-2A B	5.090%	9/17/74	235,185	210,855 (b)
Jack in the Box Funding LLC, 2022-1A A2I	3.445%	2/26/52	1,870,000	1,800,176 (b)
Navient Student Loan Trust, 2014-8 A3 (30 Day Average SOFR + 0.714%)	5.036%	5/27/49	2,270,965	2,226,206 (c)
Nelnet Student Loan Trust, 2025-AA A1A	5.070%	3/15/57	1,957,220	1,954,976 (b)
Oaktree CLO Ltd., 2024-25A A (3 mo. Term SOFR + 1.550%)	5.819%	4/20/37	2,560,000	2,571,637 (b)(c)
Ocean Trails CLO Ltd., 2022-12A A1R (3 mo. Term SOFR + 1.330%)	5.602%	7/20/35	640,000	641,184 (b)(c)
SMB Private Education Loan Trust, 2024-D B	5.860%	7/15/53	1,350,000	1,360,621 (b)
Trinitas CLO Ltd., 2023-25A A1 (3 mo. Term SOFR + 1.850%)	6.129%	1/23/37	1,560,000	1,567,099 (b)(c)
USQ Rail LLC, 2025-1A A	5.480%	3/29/55	1,793,534	1,780,582 (b)
Vibrant CLO Ltd., 2021-15A A1AR (3 mo. Term SOFR + 1.200%)	5.469%	1/20/35	250,000	249,058 (b)(c)
Whitebox CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.320%)	5.595%	7/24/36	1,000,000	1,002,473 (b)(c)

Total Asset-Backed Securities (Cost — $35,751,860)				35,790,294
Collateralized Mortgage Obligations(d) — 24.6%
BANK, 2018-BN10 A5	3.688%	2/15/61	1,045,000	1,021,777
BF Mortgage Trust, 2019-NYT B (1 mo. Term SOFR + 1.697%)	6.026%	12/15/35	1,250,000	1,200,125 (b)(c)
BHMS, 2018-ATLS D (1 mo. Term SOFR + 2.547%)	6.876%	7/15/35	280,000	279,639 (b)(c)
BOCA Commercial Mortgage Trust, 2024-BOCA E (1 mo. Term SOFR + 4.437%)	8.766%	8/15/41	750,000	753,596 (b)(c)
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2025
 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
BRAVO Residential Funding Trust, 2022-NQM1 A1	3.626%	9/25/61	$1,911,497	$1,847,359 (b)(c)
BX Commercial Mortgage Trust, 2022-LP2 A (1 mo. Term SOFR + 1.013%)	5.342%	2/15/39	2,600,948	2,597,852 (b)(c)
BX Trust, 2021-BXMF A (1 mo. Term SOFR + 0.750%)	5.079%	10/15/26	2,351,356	2,343,335 (b)(c)
CSMC Trust, 2020-RPL4 A1	2.000%	1/25/60	766,200	687,709 (b)(c)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	941,006	846,677 (b)(c)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	1,047,904	957,156 (b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	7.422%	3/25/42	340,000	350,978 (b)(c)
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	4,311,365	205,446 (c)
Morgan Stanley Capital I Trust, 2018-MP A	4.276%	7/11/40	10,500,000	9,861,004 (b)(c)
MTN Commercial Mortgage Trust, 2022-LPFL A (1 mo. Term SOFR + 1.397%)	5.727%	3/15/39	2,100,000	2,099,961 (b)(c)
NRTH Mortgage Trust, 2024-PARK A (1 mo. Term SOFR + 1.641%)	5.970%	3/15/39	2,500,000	2,508,223 (b)(c)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	2,476,264	2,200,662 (b)(c)

Total Collateralized Mortgage Obligations (Cost — $31,391,095)				29,761,499
Corporate Bonds & Notes — 14.6%
Communication Services — 2.4%
Diversified Telecommunication Services — 0.2%
AT&T Inc., Senior Notes	2.250%	2/1/32	50,000	42,439
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	130,000	110,919
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	40,000	38,350
Total Diversified Telecommunication Services				191,708
Entertainment — 0.1%
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	20,000	16,978
Warnermedia Holdings Inc., Senior Notes	5.391%	3/15/62	70,000	45,094
Total Entertainment				62,072
Interactive Media & Services — 0.1%
Alphabet Inc., Senior Notes	4.500%	5/15/35	30,000	29,149
Alphabet Inc., Senior Notes	5.250%	5/15/55	40,000	38,710
Alphabet Inc., Senior Notes	5.300%	5/15/65	40,000	38,331
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	70,000	69,248
Total Interactive Media & Services				175,438
Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	630,000	659,310
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	10,000	8,406
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	10,000	8,052
Comcast Corp., Senior Notes	3.969%	11/1/47	320,000	240,124
Comcast Corp., Senior Notes	3.999%	11/1/49	90,000	66,828
Comcast Corp., Senior Notes	2.887%	11/1/51	60,000	35,640
Comcast Corp., Senior Notes	5.350%	5/15/53	310,000	280,862
Comcast Corp., Senior Notes	4.950%	10/15/58	20,000	16,733
Fox Corp., Senior Notes	6.500%	10/13/33	60,000	64,278
Total Media				1,380,233
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2025 Quarterly Report

 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Wireless Telecommunication Services — 0.9%
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	$50,000	$49,217
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	770,000	716,817
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	160,000	154,344
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	60,000	59,920
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	120,000	116,960
Total Wireless Telecommunication Services				1,097,258

Total Communication Services				2,906,709
Consumer Discretionary — 1.2%
Automobiles — 0.0%††
Ford Motor Co., Senior Notes	6.100%	8/19/32	60,000	58,629
Broadline Retail — 0.9%
Prosus NV, Senior Notes	4.027%	8/3/50	1,610,000	1,036,275 (b)
Hotels, Restaurants & Leisure — 0.3%
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	160,000	160,408
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	50,000	50,805
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	30,000	30,341
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	100,000	100,421 (b)
Total Hotels, Restaurants & Leisure				341,975

Total Consumer Discretionary				1,436,879
Consumer Staples — 0.8%
Food Products — 0.3%
Mars Inc., Senior Notes	5.000%	3/1/32	250,000	250,955 (b)
Mars Inc., Senior Notes	5.200%	3/1/35	60,000	59,798 (b)
Total Food Products				310,753
Personal Care Products — 0.0%††
Kenvue Inc., Senior Notes	4.900%	3/22/33	60,000	60,220
Tobacco — 0.5%
Altria Group Inc., Senior Notes	6.875%	11/1/33	220,000	241,847
BAT Capital Corp., Senior Notes	5.350%	8/15/32	150,000	151,570
BAT Capital Corp., Senior Notes	6.000%	2/20/34	110,000	114,482
BAT Capital Corp., Senior Notes	7.081%	8/2/53	10,000	10,861
BAT Capital Corp., Senior Notes	6.250%	8/15/55	10,000	9,863
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	30,000	30,381
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	10,000	10,175
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	60,000	60,397
Total Tobacco				629,576

Total Consumer Staples				1,000,549
Energy — 3.8%
Oil, Gas & Consumable Fuels — 3.8%
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	120,000	123,588 (b)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	10,000	10,060 (b)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,400,000	943,726
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	50,000	54,377
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	170,000	158,771
EOG Resources Inc., Senior Notes	3.900%	4/1/35	82,000	73,894
EQT Corp., Senior Notes	7.000%	2/1/30	240,000	257,007
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2025
 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	$440,000	$369,874 (b)
ONEOK Inc., Senior Notes	5.550%	11/1/26	90,000	91,046
ONEOK Inc., Senior Notes	5.650%	11/1/28	140,000	144,141
ONEOK Inc., Senior Notes	5.800%	11/1/30	10,000	10,360
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	1,270,000	774,231 (b)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	2,430,000	1,634,528 (b)

Total Energy				4,645,603
Financials — 1.6%
Banks — 1.0%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	200,000	198,194 (c)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	210,000	195,786 (c)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	250,000	261,059 (b)(c)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	250,000	229,769 (b)(c)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	120,000	123,499 (c)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	30,000	30,006 (c)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	70,000	70,922 (c)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	80,000	82,604 (c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	30,000	30,987 (c)
Total Banks				1,222,826
Capital Markets — 0.5%
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	150,000	152,441
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	30,000	31,873 (c)
CI Financial Corp., Senior Notes	7.500%	5/30/29	140,000	146,880 (b)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	250,000	305,483 (b)(c)
Total Capital Markets				636,677
Insurance — 0.1%
Aon North America Inc., Senior Notes	5.450%	3/1/34	100,000	101,152

Total Financials				1,960,655
Health Care — 1.0%
Biotechnology — 0.1%
AbbVie Inc., Senior Notes	4.800%	3/15/29	80,000	81,179
AbbVie Inc., Senior Notes	4.950%	3/15/31	40,000	40,668
AbbVie Inc., Senior Notes	5.050%	3/15/34	20,000	20,065
Total Biotechnology				141,912
Health Care Equipment & Supplies — 0.3%
Solventum Corp., Senior Notes	5.400%	3/1/29	90,000	91,862
Solventum Corp., Senior Notes	5.450%	3/13/31	90,000	92,170
Solventum Corp., Senior Notes	5.600%	3/23/34	120,000	121,076
Solventum Corp., Senior Notes	5.900%	4/30/54	30,000	28,814
Total Health Care Equipment & Supplies				333,922
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2025 Quarterly Report

 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — 0.3%
Elevance Health Inc., Senior Notes	4.100%	5/15/32	$200,000	$188,576
Elevance Health Inc., Senior Notes	4.550%	5/15/52	130,000	103,515
Total Health Care Providers & Services				292,091
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	50,000	51,208
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	110,000	110,879
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	30,000	28,508
Bristol-Myers Squibb Co., Senior Notes	5.650%	2/22/64	30,000	28,393
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	120,000	118,147
Eli Lilly & Co., Senior Notes	4.600%	8/14/34	30,000	29,257
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	20,000	18,162
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	30,000	27,045
Total Pharmaceuticals				411,599

Total Health Care				1,179,524
Industrials — 0.6%
Aerospace & Defense — 0.4%
Boeing Co., Senior Notes	5.150%	5/1/30	190,000	191,751
Boeing Co., Senior Notes	6.858%	5/1/54	40,000	42,692
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	30,000	26,999
RTX Corp., Senior Notes	6.000%	3/15/31	60,000	63,751
RTX Corp., Senior Notes	4.500%	6/1/42	130,000	112,522
RTX Corp., Senior Notes	3.030%	3/15/52	10,000	6,221
Total Aerospace & Defense				443,936
Commercial Services & Supplies — 0.1%
Waste Connections Inc., Senior Notes	5.000%	3/1/34	70,000	69,814
Industrial Conglomerates — 0.0%††
Honeywell International Inc., Senior Notes	5.000%	3/1/35	70,000	69,471
Trading Companies & Distributors — 0.1%
Air Lease Corp., Senior Notes	5.300%	2/1/28	90,000	91,734

Total Industrials				674,955
Information Technology — 0.2%
Semiconductors & Semiconductor Equipment — 0.1%
Intel Corp., Senior Notes	5.125%	2/10/30	20,000	20,260
Micron Technology Inc., Senior Notes	5.875%	2/9/33	30,000	30,679
Micron Technology Inc., Senior Notes	6.050%	11/1/35	100,000	102,010
Total Semiconductors & Semiconductor Equipment				152,949
Software — 0.1%
Oracle Corp., Senior Notes	3.600%	4/1/50	90,000	61,205

Total Information Technology				214,154
Materials — 2.8%
Chemicals — 1.2%
MEGlobal BV, Senior Notes	2.625%	4/28/28	1,510,000	1,418,230 (b)
Construction Materials — 0.0%††
Holcim Finance US LLC, Senior Notes	4.950%	4/7/30	20,000	20,140 (b)
Holcim Finance US LLC, Senior Notes	5.400%	4/7/35	30,000	29,905 (b)
Total Construction Materials				50,045
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2025
 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Metals & Mining — 1.0%
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	$170,000	$169,640
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	120,000	120,368 (b)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	50,000	49,056 (b)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	910,000	822,135
Total Metals & Mining				1,161,199
Paper & Forest Products — 0.6%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	840,000	718,707

Total Materials				3,348,181
Utilities — 0.2%
Electric Utilities — 0.2%
Florida Power & Light Co., First Mortgage Bonds	5.700%	3/15/55	70,000	68,966
Georgia Power Co., Senior Notes	5.200%	3/15/35	60,000	59,737
Oglethorpe Power Corp., First Mortgage Bonds	5.900%	2/1/55	60,000	57,870
Oncor Electric Delivery Co. LLC, Secured Notes	5.800%	4/1/55	40,000	38,880 (b)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	40,000	40,088 (b)

Total Utilities				265,541
Total Corporate Bonds & Notes (Cost — $20,807,831)				17,632,750
U.S. Government & Agency Obligations — 4.3%
U.S. Government Obligations — 4.3%
U.S. Treasury Bonds	4.250%	2/15/54	3,370,000	3,010,819
U.S. Treasury Bonds	4.250%	8/15/54	2,350,000	2,102,148
U.S. Treasury Notes	3.875%	4/30/30	60,000	59,770

Total U.S. Government & Agency Obligations (Cost — $5,666,159)				5,172,737
Sovereign Bonds — 3.1%
Chile — 0.1%

Chile Government International Bond, Senior Notes	3.100%	1/22/61	340,000	199,750
Colombia — 1.4%

Colombia Government International Bond, Senior Notes	3.250%	4/22/32	2,130,000	1,677,907
Israel — 0.7%

State of Israel, Senior Notes	3.375%	1/15/50	1,330,000	825,784
Peru — 0.9%
Peruvian Government International Bond, Senior Notes	3.550%	3/10/51	160,000	107,600
Peruvian Government International Bond, Senior Notes	3.600%	1/15/72	1,580,000	956,888
Total Peru				1,064,488

Total Sovereign Bonds (Cost — $5,600,529)				3,767,929
U.S. Treasury Inflation Protected Securities — 1.2%
U.S. Treasury Notes, Inflation Indexed (Cost — $1,536,059)	1.125%	1/15/33	1,545,984	1,465,270
	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.6%
Exchange-Traded Purchased Options — 0.6%
3-Month SOFR Futures, Call @ $96.000	6/13/25	312	$780,000	1,950
3-Month SOFR Futures, Call @ $96.000	9/12/25	212	530,000	60,950
3-Month SOFR Futures, Call @ $96.125	9/12/25	322	805,000	70,437
3-Month SOFR Futures, Call @ $96.625	9/12/25	103	257,500	9,013
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2025 Quarterly Report

 Western Asset SMASh Series Core Completion Fund
(Percentages shown based on Fund net assets)
Security	Expiration Date	Contracts	Notional Amount	Value
Exchange-Traded Purchased Options — continued
3-Month SOFR Futures, Call @ $96.250	12/12/25	307	$767,500	$174,606
U.S. Treasury 5-Year Notes Futures, Call @ $108.000	6/6/25	157	157,000	57,648
U.S. Treasury 5-Year Notes Futures, Call @ $108.500	6/13/25	229	229,000	53,672
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $111.000	6/13/25	127	127,000	53,578
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $111.250	6/13/25	210	210,000	68,906
U.S. Treasury 6 to 7-Year Notes Futures, Put @ $110.000	6/6/25	106	106,000	13,250
U.S. Treasury 10-Year Notes Futures, Call @ $110.500	6/20/25	52	52,000	41,438
U.S. Treasury 10-Year Notes Futures, Call @ $111.000	7/25/25	106	106,000	102,688
U.S. Treasury 10-Year Notes Futures, Put @ $109.500	6/20/25	66	66,000	14,437

Total Purchased Options (Cost — $986,830)				722,573
Total Investments before Short-Term Investments (Cost — $182,643,845)				174,896,660
	Rate		Shares
Short-Term Investments — 16.6%
Overnight Deposits — 16.4%
BNY Mellon Cash Reserve Fund (Cost — $19,916,043)	1.050%		19,916,043	19,916,043 (e)
		Maturity Date	Face Amount
U.S. Government Agencies — 0.2%
Federal Home Loan Bank (FHLB), Discount Notes (Cost — $197,030)	4.371%	10/6/25	$200,000	197,022 (f)

Total Short-Term Investments (Cost — $20,113,073)				20,113,065
Total Investments — 161.0% (Cost — $202,756,918)				195,009,725
Liabilities in Excess of Other Assets — (61.0)%				(73,895,416)
Total Net Assets — 100.0%				$121,114,309

††	Represents less than 0.1%.
(a)	This security is traded on a to-be-announced (“TBA”) basis. At May 31, 2025, the Fund held TBA securities with a total cost of $80,532,195.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	Rate shown is one-day yield as of the end of the reporting period.
(f)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
IO	—	Interest Only
JSC	—	Joint Stock Company
SOFR	—	Secured Overnight Financing Rate
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2025
 Western Asset SMASh Series Core Completion Fund
At May 31, 2025, the Fund had the following open written options contracts:
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	6/13/25	$96.500	408	$1,020,000	$(2,550)
3-Month SOFR Futures, Call	12/12/25	96.563	246	615,000	(87,637)
3-Month SOFR Futures, Call	12/12/25	96.750	307	767,500	(82,506)
3-Month SOFR Futures, Call	9/11/26	97.500	106	265,000	(56,975)
3-Month SOFR Futures, Put	12/12/25	95.375	307	767,500	(9,594)
U.S. Treasury 5-Year Notes Futures, Call	7/25/25	109.500	229	229,000	(62,617)
U.S. Treasury 5-Year Notes Futures, Call	7/25/25	110.250	314	314,000	(49,063)
U.S. Treasury 6 to 7-Year Notes Futures, Call	6/6/25	111.250	106	106,000	(19,875)
U.S. Treasury 6 to 7-Year Notes Futures, Call	6/13/25	111.750	254	254,000	(47,625)
U.S. Treasury 6 to 7-Year Notes Futures, Put	6/6/25	109.500	212	212,000	(9,938)
U.S. Treasury 10-Year Notes Futures, Call	6/20/25	113.000	157	157,000	(12,266)
U.S. Treasury 10-Year Notes Futures, Call	6/20/25	113.500	208	208,000	(9,750)
U.S. Treasury 10-Year Notes Futures, Call	7/25/25	113.000	210	210,000	(72,187)
U.S. Treasury 10-Year Notes Futures, Put	7/25/25	107.000	132	132,000	(20,625)
Total Exchange-Traded Written Options (Premiums received — $825,124)					$(543,208)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
At May 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	75	6/25	$17,938,883	$17,935,313	$(3,570)
3-Month SOFR	562	3/26	134,879,824	135,153,975	274,151
3-Month SOFR	335	3/27	80,557,587	81,036,500	478,913
U.S. Treasury 10-Year Notes	598	9/25	65,940,996	66,228,500	287,504
U.S. Treasury Ultra 10-Year Notes	245	9/25	27,206,821	27,573,985	367,164
					1,404,162
Contracts to Sell:
3-Month SOFR	90	12/25	21,594,186	21,582,000	12,186
U.S. Treasury 2-Year Notes	745	9/25	154,384,758	154,540,937	(156,179)
U.S. Treasury 5-Year Notes	1,038	9/25	111,991,630	112,298,625	(306,995)
U.S. Treasury Long-Term Bonds	72	9/25	8,075,885	8,120,250	(44,365)
U.S. Treasury Ultra Long-Term Bonds	231	9/25	26,400,298	26,810,437	(410,139)
					(905,492)
Net unrealized appreciation on open futures contracts					$498,670

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2025 Quarterly Report

 Western Asset SMASh Series Core Completion Fund
At May 31, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$100,057,000	4/28/28	Daily SOFR Compound annually	3.300% annually	$(124,661)	$443	$(125,104)
	106,908,000	1/31/32	3.730% annually	Daily SOFR Compound annually	(206,024)	(686,761)	480,737
	23,418,000	4/28/36	3.850% annually	Daily SOFR Compound annually	70,041	(63,019)	133,060
	4,180,000	11/15/53	3.770% annually	Daily SOFR Compound annually	203,081	(2,254)	205,335
Total	$234,563,000				$(57,563)	$(751,591)	$694,028

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.44 Index	$73,888,500	6/20/30	1.000% quarterly	$(1,482,979)	$(1,067,189)	$(415,790)

[1]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	4.350%

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset SMASh Series Core Completion Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadvisers do not charge investment management fees to the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Western Asset SMASh Series Core Completion Fund 2025 Quarterly Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$80,583,608	—	$80,583,608
Asset-Backed Securities	—	35,790,294	—	35,790,294
Collateralized Mortgage Obligations	—	29,761,499	—	29,761,499
Corporate Bonds & Notes	—	17,632,750	—	17,632,750
U.S. Government & Agency Obligations	—	5,172,737	—	5,172,737
Sovereign Bonds	—	3,767,929	—	3,767,929
U.S. Treasury Inflation Protected Securities	—	1,465,270	—	1,465,270
Purchased Options	$722,573	—	—	722,573
Total Long-Term Investments	722,573	174,174,087	—	174,896,660
Short-Term Investments†:
Overnight Deposits	—	19,916,043	—	19,916,043
U.S. Government Agencies	—	197,022	—	197,022
Total Short-Term Investments	—	20,113,065	—	20,113,065
Total Investments	$722,573	$194,287,152	—	$195,009,725
Other Financial Instruments:
Futures Contracts††	$1,419,918	—	—	$1,419,918
Centrally Cleared Interest Rate Swaps††	—	$819,132	—	819,132
Total Other Financial Instruments	$1,419,918	$819,132	—	$2,239,050
Total	$2,142,491	$195,106,284	—	$197,248,775

Western Asset SMASh Series Core Completion Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$543,208	—	—	$543,208
Futures Contracts††	921,248	—	—	921,248
Centrally Cleared Interest Rate Swaps††	—	$125,104	—	125,104
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	415,790	—	415,790
Total	$1,464,456	$540,894	—	$2,005,350

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset SMASh Series Core Completion Fund 2025 Quarterly Report